Related Parties Disclosure - Schedule of Equity Investments (Details)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Quantix Edge Security S L [Member]
Schedule of Equity Method Investments [Line Items]
Nature of relationship	Equity method investment
WISeSat.Space Corp [Member]
Schedule of Equity Method Investments [Line Items]
Nature of relationship	Equity method investment
Nonrelated Party [Member] | Quantix Edge Security S L [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	5.00%	5.00%
Nonrelated Party [Member] | WISeSat.Space Corp [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	8.08%	8.08%